Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2015 USD ($)	Mar. 12, 2014 USD ($)	Jan. 31, 2012	Jan. 30, 2012
Commitment And Contingencies [Line Items]
Accrued liability for legal contingencies	$ 29,000,000
Environmental tax and royalty obligations						$ 100,000,000
Retain right of obligations	$ 67,500,000
Loss contingency estimate of possible loss					$ 237,000
Percentage of combined ownership held by the plaintiff in the company	65.00%	65.00%
Maximum cost considered to be recognized for additional reserve	$ 300,000
Undiscounted reserve for environmental remediation	52,000,000
Administrative penalty | CAD		CAD 16,500
Net rental expenses	$ 57,000,000		$ 45,000,000	$ 40,000,000
Lease expiration	2035	2035
Contractual obligation cost incurred	$ 92,000,000		$ 89,000,000	$ 72,000,000
Apollo Exploration Lawsuit [Member]
Commitment And Contingencies [Line Items]
Loss contingency damages sought value	1,100,000,000
Working Capital Adjustments [Member] | Wheatstone Lng And Kitimat Lng [Member]
Commitment And Contingencies [Line Items]
Purchase price adjustments amount	175,000,000
Other Adjustment [Member] | Wheatstone Lng And Kitimat Lng [Member]
Commitment And Contingencies [Line Items]
Purchase price adjustments amount	$ 214,000,000
Minimum [Member]
Commitment And Contingencies [Line Items]
Percentage of acquisition	50.00%
Loss contingency receivable	$ 833,000,000
Minimum [Member] | Cameron Parish School Board [Member]
Commitment And Contingencies [Line Items]
Loss contingency damages sought value	$ 7,000,000
Maximum [Member]
Commitment And Contingencies [Line Items]
Percentage of acquisition	50.00%
Loss contingency receivable	$ 2,274,000,000
Maximum [Member] | Cameron Parish School Board [Member]
Commitment And Contingencies [Line Items]
Loss contingency damages sought value	96,000,000
Oswal [Member]
Commitment And Contingencies [Line Items]
Expected contractual general damages	$ 491,000,000
Burrup Holdings Limited (Yara Pilbara Holdings Pty Limited ) [Member]
Commitment And Contingencies [Line Items]
Percentage of acquisition							49.00%
Yara International [Member]
Commitment And Contingencies [Line Items]
Percentage of acquisition							51.00%	35.00%